Consolidated VIE Included in Accompanying Consolidated Financial Statements (Parenthetical) (Detail) - Variable Interest Entity, Primary Beneficiary ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Variable Interest Entity [Line Items]
Accounts receivable, allowance for doubtful accounts		$ 6,022		¥ 10,012		¥ 39,010
Amount due to inter-companies	[1]	137,545		491,522		890,988
21Vianet China and SZ Zhuoaiyi
Variable Interest Entity [Line Items]
Amount due to inter-companies		5,342		36,103		¥ 34,603
Amount paid to inter-companies		$ 5,448	¥ 35,292	¥ 0	¥ 9,924

[1]	Amount due to inter-companies consist of intercompany payables to the other companies within the Group for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs. The Consolidated VIEs had intercompany payables of RMB36,103 and RMB34,603 (US$5,342) to 21Vianet China for accrued service fees as of December 31, 2014 and 2015, respectively. Service fees paid by the Consolidated VIEs to 21Vianet China and were RMB9,924, nil and RMB35,292 (US$5,448) for the years ended December 31, 2013, 2014 and 2015, respectively.